                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C

             THE COMMODORE HELMSMEN(R) AND THE COMMODORE MAJESTY(R)

                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

           Supplemental Prospectus to the Prospectus dated May 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either the Commodore Helmsmen(R) or the Commodore Majesty(R) Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW BEFORE MAKING ANY DECISION TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE STRONG OPPORTUNITY FUND II AND THE STRONG MID CAP GROWTH FUND II (THE "STRONG SUBACCOUNTS").

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Strong Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Accounts and the Contracts at the SEC's web site: (http://www.sec.gov). The registration number for The Commodore Helmsman(R) is 333-88300; and The Commodore Majesty(R) is 333-88302.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.


--------------------------------------------------------------------------------
 THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.
     -    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
     - THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT UNION
     - THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
     -    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
--------------------------------------------------------------------------------

On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Mid Cap Growth Fund II and the Strong Opportunity Fund II. On December 10 and December 22, 2004, shareholders of the Strong Family of Funds met and approved the reorganization of the Strong Mid Cap Growth Fund II into the Wells Fargo Advantage Discovery Fund and the Strong Opportunity Fund II into the Wells Fargo Advantage Opportunity Fund.

Effective January 1, 2005, pursuant to interim agreements, Wells Fargo Funds Management, LLC became the investment advisor to the Strong Mid Cap Growth Fund II and the Strong Opportunity Fund II. In addition, Wells Fargo Funds Management, LLC engaged Wells Capital Management Incorporated to serve as the investment sub-advisor to the Strong Mid Cap Growth Fund II and the Strong Opportunity Fund II.

Effective on or about April 11, 2005 (the "Strong Reorganization Date"), the Investor Class and Advisor Class shares of the Strong Mid Cap Growth Fund II and the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage Discovery Fund and the Wells Fargo Advantage Opportunity Fund, respectively. Contract holders that are invested in the Strong Mid Cap Growth Fund II Subaccount will become automatically invested in the Wells Fargo Advantage Discovery Fund Subaccount and the contract holders that are invested in the Strong Opportunity Fund II Subaccount will become automatically invested in the Wells Fargo Advantage Opportunity Fund Subaccount on that date (the new Subaccounts being the "Wells Fargo Subaccounts").


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                                 EXPENSE TABLES
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The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)
(As a percentage of Portfolio average net assets)


The portfolio expense information for the Wells Fargo Advantage Discovery Fund and the Wells Fargo Advantage Opportunity Fund is:

                                                         MANAGEMENT     12b-1          OTHER        TOTAL ANNUAL
PORTFOLIO                                                 FEES(1)        FEES         EXPENSES      EXPENSES(2)
---------                                                ----------     -----         --------      ------------
Wells Fargo Advantage Discovery Fund                        0.75         0.25           0.22            1.22
Wells Fargo Advantage Opportunity Fund                      0.72         0.25           0.20            1.17

(1) The Fund's investment adviser has implemented a breakpoint schedule for the Fund's management fees. The management fees charged to the Fund will decline as the Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher.

(2) Data for the Wells Fargo Advantage Discovery Fund and the Wells Fargo Advantage Opportunity Fund are an estimate. Actual expenses in future years may be higher or lower. The advisor has committed through April 30, 2007 to waive fees and/or to reduce or waive expenses or to reimburse expenses to the levels specified below. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses.

The net fees and expenses for Portfolios with such agreements are as follows:

                                                         MANAGEMENT     12b-1          OTHER        TOTAL ANNUAL
PORTFOLIO                                                   FEES         FEES         EXPENSES        EXPENSES
---------                                                ----------     -----         --------      ------------
Wells Faro Advantage Discovery Fund                         0.75        0.25            0.15             1.15
Wells Fargo Advantage Opportunity Fund                      0.72        0.25            0.10             1.07

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                                 THE PORTFOLIOS
--------------------------------------------------------------------------------

The information in "THE PORTFOLIOS" section of the Supplemental Prospectus regarding the Strong Mid Cap Growth Fund II and the Strong Opportunity Fund II is replaced by adding the following:

Each Strong Subaccount was made unavailable to contract holders who did not have money in the Strong Subaccount as of November 30, 2004 or when a contract holder subsequently no longer had money in that Strong Subaccount. If you had Accumulation Units in the Strong Mid Cap Growth Fund II Subaccount as of the Strong Reorganization Date, you may allocate purchase payments to the Wells Fargo Advantage Discovery Fund Subaccount. If you had Accumulation Units in the Strong Opportunity Fund II Subaccount as of the Strong Reorganization Date, you may allocate purchase payments to the Wells Fargo Advantage Opportunity Fund Subaccount. Each of these Wells Fargo investment options will become unavailable to you once you no longer have money in that Wells Fargo
Subaccount. Each Wells Fargo Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives.
YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENTAL PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNINGALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THE WELLS FARGO SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO / ADVISOR                              INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DISCOVERY FUND       The Wells Fargo Advantage Discovery Fund seeks capital appreciation by investing in securities of small- and medium-capitalization companies that
Advisor - Wells Capital Management, Inc.   we believe offer attractive opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the
                                           Russell Midcap(R) Index, at the time of purchase. The range of the Russell
                                           Midcap(R) Index was $631 million to $33.8 billion, as of December 31, 2004, and is expected to change frequently.  We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize one or more particular sectors.
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY FUND     The Wells Fargo Advantage Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization
Advisor - Wells Capital Management, Inc.   companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.
-------------------------------------------------------------------------------------------------------------------------


EXPENSES OF THE PORTFOLIO

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).


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                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for the Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolios investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

THE COMPANY IS CURRENTLY SEEKING APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES,

POLICIES AND EXPENSES FOR SHARES OF THE PORTFOLIOS IN WHICH THE WELLS FARGO ADVANTAGE DISCOVERY FUND SUBACCOUNT AND THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND SUBACCOUNT INVEST. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE PORTFOLIOS IN WHICH THE WELLS FARGO SUBACCOUNTS INVEST AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.

WE HOPE TO OBTAIN APPROVAL FOR THE SUBSTITUTION BY SEPTEMBER 30, 2005 AND WE EXPECT THAT THE AUTOMATIC REDEMPTION RELATED TO ANY APPROVED SUBSTITUTION WILL OCCUR BEFORE MAY 1, 2006.


The date of this Prospectus Supplement is April 14, 2005.